Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
September 30, 2024
LCC-NPRT3-1124
1.9899865.103
Foreign Government and Government Agency Obligations - 86.9%
		Principal Amount (a)	Value ($)
BRAZIL - 8.4%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	6,675,190
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	5,783,893
Brazilian Federative Republic 10% 1/1/2031	BRL	1,750,000	289,148
Brazilian Federative Republic 10% 1/1/2033	BRL	11,950,000	1,944,759
Brazilian Federative Republic 10% 1/1/2035	BRL	5,500,000	879,159
Brazilian Federative Republic Treasury Bills 0% 1/1/2026	BRL	51,000,000	8,098,233
Brazilian Federative Republic Treasury Bills 0% 1/1/2030	BRL	10,500,000	1,038,909
Brazilian Federative Republic Treasury Bills 0% 7/1/2026	BRL	39,250,000	5,879,266
Brazilian Federative Republic Treasury Bills 0% 7/1/2027	BRL	12,000,000	1,600,616
Brazilian Government International Bond 10% 1/1/2025	BRL	28,750,000	5,260,600
TOTAL BRAZIL			37,449,773
CHILE - 1.7%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	1,725,000,000	1,870,128
Chilean Republic 5% 3/1/2035	CLP	1,000,000,000	1,107,951
Chilean Republic 6% 1/1/2043	CLP	1,275,000,000	1,598,524
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	2,650,000,000	3,116,505
TOTAL CHILE			7,693,108
CHINA - 4.6%
Peoples Republic of China 2.68% 5/21/2030	CNY	48,750,000	7,176,401
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,215,217
Peoples Republic of China 2.91% 10/14/2028	CNY	13,000,000	1,930,346
Peoples Republic of China 3.12% 10/25/2052	CNY	17,750,000	2,914,292
Peoples Republic of China 3.81% 9/14/2050	CNY	23,250,000	4,216,772
TOTAL CHINA			20,453,028
COLOMBIA - 4.6%
Colombian Republic 5.75% 11/3/2027	COP	31,100,000,000	6,806,593
Colombian Republic 6% 4/28/2028	COP	1,850,000,000	399,558
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	1,047,354
Colombian Republic 7% 6/30/2032	COP	26,300,000,000	5,335,598
Colombian Republic 7.25% 10/18/2034	COP	11,500,000,000	2,254,757
Colombian Republic 7.25% 10/26/2050	COP	8,500,000,000	1,391,601
Colombian Republic 7.5% 8/26/2026	COP	5,075,000,000	1,191,543
Colombian Republic 9.25% 5/28/2042	COP	10,650,000,000	2,222,674
TOTAL COLOMBIA			20,649,678
CZECH REPUBLIC - 4.3%
Czech Republic 0.95% 5/15/2030 (b)	CZK	175,750,000	6,771,954
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	7,097,240
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	673,367
Czech Republic 1.95% 7/30/2037	CZK	38,500,000	1,358,779
Czech Republic 2% 10/13/2033	CZK	55,000,000	2,104,403
Czech Republic 2.75% 7/23/2029	CZK	26,000,000	1,114,522
TOTAL CZECH REPUBLIC			19,120,265
DOMINICAN REPUBLIC - 0.3%
Dominican Republic International Bond 13.625% 2/3/2033 (c)	DOP	38,500,000	774,384
Dominican Republic International Bond 9.75% 6/5/2026 (b)	DOP	26,500,000	439,846
TOTAL DOMINICAN REPUBLIC			1,214,230
EGYPT - 0.7%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	579,641
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	184,327
Arab Republic of Egypt Treasury Bills 0% 11/12/2024	EGP	77,175,000	1,520,338
Arab Republic of Egypt Treasury Bills 0% 4/29/2025	EGP	57,250,000	1,020,006
TOTAL EGYPT			3,304,312
HUNGARY - 2.7%
Hungary Government 2.25% 4/20/2033	HUF	505,000,000	1,062,058
Hungary Government 2.75% 12/22/2026	HUF	1,419,000,000	3,743,970
Hungary Government 3% 10/27/2038	HUF	450,000,000	876,574
Hungary Government 3.25% 10/22/2031	HUF	257,000,000	611,938
Hungary Government 4.75% 11/24/2032	HUF	425,000,000	1,093,409
Hungary Government 6.75% 10/22/2028	HUF	1,653,000,000	4,801,162
TOTAL HUNGARY			12,189,111
INDIA - 1.6%
India Government Bond 6.67% 12/17/2050	INR	315,000,000	3,661,983
India Government Bond 7.1% 4/18/2029	INR	85,000,000	1,026,478
India Government Bond 7.18% 7/24/2037	INR	190,000,000	2,340,175
TOTAL INDIA			7,028,636
INDONESIA - 10.0%
Indonesia Government 5.125% 4/15/2027	IDR	15,000,000,000	967,208
Indonesia Government 6.375% 4/15/2032	IDR	115,250,000,000	7,598,480
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	4,325,651
Indonesia Government 6.625% 2/15/2034	IDR	69,000,000,000	4,606,950
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,985,660
Indonesia Government 7.125% 6/15/2038	IDR	35,000,000,000	2,403,416
Indonesia Government 7.125% 6/15/2042	IDR	15,750,000,000	1,075,723
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	750,151
Indonesia Government 7.5% 4/15/2040	IDR	56,750,000,000	4,014,343
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	6,527,213
Indonesia Government 8.25% 5/15/2036	IDR	44,750,000,000	3,344,427
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,596,263
Indonesia Government 8.375% 9/15/2026	IDR	66,750,000,000	4,587,409
TOTAL INDONESIA			44,782,894
MALAYSIA - 10.2%
Malaysia Government 3.519% 4/20/2028	MYR	40,750,000	9,899,677
Malaysia Government 3.582% 7/15/2032	MYR	15,750,000	3,776,333
Malaysia Government 3.757% 5/22/2040	MYR	5,000,000	1,179,968
Malaysia Government 3.828% 7/5/2034	MYR	19,300,000	4,715,454
Malaysia Government 3.885% 8/15/2029	MYR	13,000,000	3,206,036
Malaysia Government 3.906% 7/15/2026	MYR	18,000,000	4,411,539
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	4,046,812
Malaysia Government 4.18% 5/16/2044	MYR	5,000,000	1,232,921
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,138,047
Malaysia Government 4.504% 4/30/2029	MYR	9,750,000	2,463,238
Malaysia Government 4.642% 11/7/2033	MYR	4,250,000	1,100,352
Malaysia Government 4.696% 10/15/2042	MYR	6,450,000	1,697,319
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,186,784
Malaysia Government 4.762% 4/7/2037	MYR	13,000,000	3,423,790
Malaysia Government 4.893% 6/8/2038	MYR	6,250,000	1,668,773
TOTAL MALAYSIA			45,147,043
MEXICO - 9.8%
United Mexican States 10% 11/20/2036	MXN	10,000,000	530,807
United Mexican States 5.75% 3/5/2026	MXN	248,000,000	11,962,946
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	5,133,537
United Mexican States 7.5% 6/3/2027	MXN	59,250,000	2,894,320
United Mexican States 7.75% 11/13/2042	MXN	157,750,000	6,676,174
United Mexican States 7.75% 11/23/2034	MXN	42,500,000	1,933,270
United Mexican States 8% 7/31/2053	MXN	78,750,000	3,341,266
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,216,731
United Mexican States 8.5% 5/31/2029	MXN	205,250,000	10,167,511
TOTAL MEXICO			43,856,562
PARAGUAY - 0.2%
Republic of Paraguay 7.9% 2/9/2031 (c)	PYG	7,750,000,000	1,015,500
PERU - 2.6%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	531,525
Peruvian Republic 5.4% 8/12/2034	PEN	10,100,000	2,554,713
Peruvian Republic 5.94% 2/12/2029	PEN	5,250,000	1,464,508
Peruvian Republic 6.35% 8/12/2028	PEN	4,150,000	1,176,713
Peruvian Republic 6.9% 8/12/2037	PEN	4,500,000	1,248,212
Peruvian Republic 6.95% 8/12/2031	PEN	11,500,000	3,315,288
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	3,750,000	1,091,044
TOTAL PERU			11,382,003
POLAND - 4.6%
Republic of Poland 1.25% 10/25/2030	PLN	18,200,000	3,832,249
Republic of Poland 1.75% 4/25/2032	PLN	18,750,000	3,868,265
Republic of Poland 2.75% 10/25/2029	PLN	21,000,000	4,942,066
Republic of Poland 2.75% 4/25/2028	PLN	10,500,000	2,553,834
Republic of Poland 4.75% 7/25/2029	PLN	8,500,000	2,180,071
Republic of Poland 5% 10/25/2034	PLN	6,000,000	1,527,693
Republic of Poland 6% 10/25/2033	PLN	5,500,000	1,511,128
TOTAL POLAND			20,415,306
ROMANIA - 4.8%
Romanian Republic 3.65% 9/24/2031	RON	24,250,000	4,560,753
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	455,219
Romanian Republic 4.75% 10/11/2034	RON	2,750,000	534,055
Romanian Republic 4.75% 2/24/2025	RON	26,050,000	5,799,977
Romanian Republic 5% 2/12/2029	RON	30,950,000	6,575,954
Romanian Republic 5.8% 7/26/2027	RON	7,500,000	1,662,677
Romanian Republic 6.7% 2/25/2032	RON	3,750,000	844,038
Romanian Republic 7.2% 10/30/2033	RON	3,500,000	816,183
TOTAL ROMANIA			21,248,856
SOUTH AFRICA - 9.0%
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	2,110,859
South African Republic 6.5% 2/28/2041	ZAR	30,000,000	1,198,932
South African Republic 7% 2/28/2031	ZAR	32,750,000	1,696,527
South African Republic 8% 1/31/2030	ZAR	248,750,000	13,889,796
South African Republic 8.25% 3/31/2032	ZAR	17,750,000	962,424
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	4,018,776
South African Republic 8.75% 2/28/2048	ZAR	163,250,000	7,895,456
South African Republic 8.875% 2/28/2035	ZAR	155,500,000	8,326,326
TOTAL SOUTH AFRICA			40,099,096
THAILAND - 4.7%
Kingdom of Thailand 1.585% 12/17/2035	THB	166,750,000	4,691,252
Kingdom of Thailand 1.6% 6/17/2035	THB	135,750,000	3,846,524
Kingdom of Thailand 2% 6/17/2042	THB	66,000,000	1,823,390
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,328,842
Kingdom of Thailand 3.3% 6/17/2038	THB	112,750,000	3,741,172
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,428,828
Kingdom of Thailand 3.45% 6/17/2043	THB	91,000,000	3,056,795
TOTAL THAILAND			20,916,803
TURKEY - 1.7%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	501,540
Turkish Republic 12.6% 10/1/2025	TRY	54,000,000	1,246,867
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	752,549
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	484,637
Turkish Republic 26.2% 10/5/2033	TRY	61,500,000	1,769,603
Turkish Republic 31.08% 11/8/2028	TRY	55,250,000	1,656,409
Turkish Republic 9.3% 12/4/2024	TRY	40,000,000	1,106,689
TOTAL TURKEY			7,518,294
URUGUAY - 0.4%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	697,145
Uruguay Republic 8.5% 3/15/2028 (b)	UYU	14,025,000	329,049
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	819,145
TOTAL URUGUAY			1,845,339
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $380,466,595)			387,329,837

Non-Convertible Corporate Bonds - 2.9%
		Principal Amount (a)	Value ($)
MULTI-NATIONAL - 2.9%
Financials - 2.9%
Banks - 2.5%
Corp Andina de Fomento 7.65% 3/5/2031 (b)	INR	141,000,000	1,682,221
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	171,000,000	2,016,674
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	974,247
Inter-American Development Bank 5.7% 11/12/2024	INR	105,000,000	1,244,050
Inter-American Development Bank 7% 1/25/2029	INR	170,000,000	2,044,992
Inter-American Development Bank 7.35% 10/6/2030	INR	250,000,000	3,048,205
			11,010,389
Capital Markets - 0.2%
Asian Infrastructure Investment Bank/The 6.65% 6/30/2033 (b)	INR	65,000,000	760,497
Financial Services - 0.2%
International Bank for Reconstruction & Development 7.05% 7/22/2029	INR	84,500,000	1,018,823
TOTAL FINANCIALS			12,789,709

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,014,732)			12,789,709

U.S. Treasury Obligations - 0.4%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/14/2024 (Cost $2,186,132)	5.30	2,200,000	2,187,470

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $33,232,200)	4.89	33,225,555	33,232,200

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $428,899,659)	435,539,216
NET OTHER ASSETS (LIABILITIES) - 2.3%	10,331,269
NET ASSETS - 100.0%	445,870,485

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	661,872	BRL	3,672,000	Bank of America, N.A.	11/19/24	(8,359)
USD	1,179,375	BRL	6,711,000	Goldman Sachs Bank USA	11/19/24	(45,549)
USD	329,352	BRL	1,875,000	BNP Paribas S.A.	11/19/24	(12,882)
USD	1,082,520	BRL	6,098,000	Citibank, N.A.	11/19/24	(30,516)
USD	718,069	BRL	3,932,000	Bank of America, N.A.	11/19/24	381
USD	1,108,168	CLP	1,011,702,000	Goldman Sachs Bank USA	11/19/24	(16,419)
USD	414,609	CLP	380,176,000	BNP Paribas S.A.	11/19/24	(7,986)
USD	1,067,153	CLP	1,012,408,000	Bank of America, N.A.	11/19/24	(58,219)
USD	1,097,188	CLP	1,019,068,000	Royal Bank of Canada	11/19/24	(35,587)
USD	2,716,222	COP	11,071,900,000	BNP Paribas S.A.	11/19/24	100,574
USD	748,880	COP	3,158,400,000	BNP Paribas S.A.	11/19/24	2,733
USD	1,125,210	COP	4,820,400,000	Bank of America, N.A.	11/19/24	(13,571)
USD	1,979,160	CZK	44,671,000	JPMorgan Chase Bank, N.A.	11/19/24	4,996
USD	1,107,360	CZK	25,086,000	State Street Bank and Trust Co	11/19/24	(1,276)
USD	1,158,293	CZK	26,264,000	BNP Paribas S.A.	11/19/24	(2,403)
USD	758,112	CZK	17,113,000	BNP Paribas S.A.	11/19/24	1,830
USD	3,331,363	EUR	2,968,000	Citibank, N.A.	11/19/24	20,866
USD	414,636	EGP	2,195,500	Goldman Sachs Bank USA	3/13/25	(9,617)
USD	613,667	HUF	216,503,000	Canadian Imperial Bk. of Comm.	11/19/24	8,199
USD	787,040	HUF	280,654,000	Bank of America, N.A.	11/19/24	2,169
USD	1,849,129	IDR	28,763,200,000	Bank of America, N.A.	11/19/24	(46,912)
USD	1,095,751	IDR	16,658,700,000	BNP Paribas S.A.	11/19/24	(2,374)
USD	2,586,933	INR	217,768,000	State Street Bank and Trust Co	11/19/24	(6,209)
USD	1,283,573	INR	108,046,000	Goldman Sachs Bank USA	11/19/24	(3,019)
USD	1,051,286	INR	88,061,000	Goldman Sachs Bank USA	11/19/24	2,672
USD	1,100,541	KRW	1,463,500,000	State Street Bank and Trust Co	11/19/24	(12,200)
USD	1,694,424	MXN	32,843,000	Royal Bank of Canada	11/19/24	39,163
USD	1,656,701	MXN	33,198,000	Citibank, N.A.	11/19/24	(16,452)
USD	1,607,751	MXN	32,028,000	State Street Bank and Trust Co	11/19/24	(6,435)
USD	1,230,190	MXN	24,052,000	JPMorgan Chase Bank, N.A.	11/19/24	17,988
USD	1,249,243	MXN	24,633,000	Goldman Sachs Bank USA	11/19/24	7,760
USD	3,689,425	MYR	16,049,000	Goldman Sachs Bank USA	11/19/24	(212,433)
USD	1,689,471	MYR	7,285,000	Goldman Sachs Bank USA	11/19/24	(81,669)
USD	976,136	MYR	4,029,000	Goldman Sachs Bank USA	11/19/24	(3,401)
USD	24,250	MYR	100,283	Euroclear Bank S.A.	10/02/24	(69)
USD	1,302,658	PEN	4,926,000	Citibank, N.A.	11/19/24	(25,366)
USD	1,108,389	PHP	62,031,000	Citibank, N.A.	11/19/24	705
USD	1,190,670	PLN	4,601,000	Goldman Sachs Bank USA	11/19/24	(3,275)
USD	446,543	PLN	1,713,000	BNP Paribas S.A.	11/19/24	2,025
USD	1,614,673	PLN	6,201,000	Bank of America, N.A.	11/19/24	5,532
USD	697,680	THB	23,646,000	JPMorgan Chase Bank, N.A.	11/19/24	(39,225)
USD	1,051,319	THB	33,884,000	JPMorgan Chase Bank, N.A.	11/19/24	(4,643)
USD	804,943	TRY	29,190,000	Goldman Sachs Bank USA	11/19/24	(4,408)
USD	1,097,708	TWD	34,715,000	Goldman Sachs Bank USA	11/19/24	(85)
BRL	6,512,000	USD	1,192,303	Royal Bank of Canada	11/19/24	(3,701)
BRL	6,103,000	USD	1,112,876	Citibank, N.A.	11/19/24	1,073
BRL	5,741,000	USD	1,041,640	State Street Bank and Trust Co	11/19/24	6,235
CLP	793,499,000	USD	872,488	BNP Paribas S.A.	11/19/24	9,549
CLP	1,052,501,000	USD	1,123,747	Citibank, N.A.	11/19/24	46,191
CLP	1,029,737,000	USD	1,131,144	BNP Paribas S.A.	11/19/24	13,490
CLP	1,024,499,000	USD	1,143,286	State Street Bank and Trust Co	11/19/24	(4,475)
CNY	115,714,000	USD	16,388,924	Goldman Sachs Bank USA	11/19/24	171,345
CNY	25,470,000	USD	3,626,913	Bank of America, N.A.	11/19/24	18,195
CNY	6,714,000	USD	966,739	State Street Bank and Trust Co	11/19/24	(5,873)
COP	4,932,800,000	USD	1,176,156	Goldman Sachs Bank USA	11/19/24	(10,822)
CZK	123,270,000	USD	5,510,653	HSBC Bank	11/19/24	(62,929)
CZK	1,526,000	USD	68,086	JPMorgan Chase Bank, N.A.	11/19/24	(647)
EUR	1,964,000	USD	2,199,565	Canadian Imperial Bk. of Comm.	11/19/24	(8,926)
EGP	21,955,000	USD	393,812	Goldman Sachs Bank USA	3/13/25	30,442
IDR	33,991,200,000	USD	2,193,405	Bank of America, N.A.	11/19/24	47,261
INR	445,228,000	USD	5,297,811	State Street Bank and Trust Co	11/19/24	3,883
INR	207,557,000	USD	2,472,388	Bank of America, N.A.	11/19/24	(838)
KRW	1,463,500,000	USD	1,101,453	Bank of America, N.A.	11/19/24	11,289
MXN	66,041,000	USD	3,324,246	BNP Paribas S.A.	11/19/24	4,168
MXN	18,098,000	USD	900,900	JPMorgan Chase Bank, N.A.	11/19/24	11,224
MXN	1,287,000	USD	65,954	Goldman Sachs Bank USA	11/19/24	(1,091)
MXN	38,615,000	USD	1,955,415	BNP Paribas S.A.	11/19/24	(9,249)
MYR	4,260,000	USD	990,582	Goldman Sachs Bank USA	11/19/24	45,115
MYR	13,332,000	USD	3,069,414	State Street Bank and Trust Co	11/19/24	171,883
MYR	5,742,000	USD	1,331,015	State Street Bank and Trust Co	11/19/24	64,989
PHP	62,031,000	USD	1,110,870	Bank of America, N.A.	11/19/24	(3,186)
PLN	9,625,000	USD	2,518,577	Canadian Imperial Bk. of Comm.	11/19/24	(20,918)
PLN	7,047,000	USD	1,824,692	Bank of America, N.A.	11/19/24	3,983
PLN	23,326,000	USD	6,066,209	Canadian Imperial Bk. of Comm.	11/19/24	(13,182)
PLN	17,215,000	USD	4,494,648	Canadian Imperial Bk. of Comm.	11/19/24	(27,407)
PLN	2,676,000	USD	695,497	Canadian Imperial Bk. of Comm.	11/19/24	(1,083)
PLN	4,091,000	USD	1,069,324	Canadian Imperial Bk. of Comm.	11/19/24	(7,722)
PLN	1,524,185	USD	397,783	BNP Paribas S.A.	10/01/24	(1,788)
RON	10,196,000	USD	2,290,175	Citibank, N.A.	11/19/24	(10,514)
THB	654,265,000	USD	19,417,273	JPMorgan Chase Bank, N.A.	11/19/24	972,260
THB	64,676,000	USD	1,969,727	Goldman Sachs Bank USA	11/19/24	45,837
TRY	186,360,000	USD	4,988,434	Citibank, N.A.	11/19/24	178,764
TRY	40,167,000	USD	1,075,947	Bank of America, N.A.	11/19/24	37,763
TRY	35,411,000	USD	984,560	BNP Paribas S.A.	11/19/24	(2,720)
TWD	34,715,000	USD	1,096,321	Royal Bank of Canada	11/19/24	1,472
ZAR	8,984,000	USD	501,939	Canadian Imperial Bk. of Comm.	11/19/24	15,882
ZAR	29,350,000	USD	1,644,036	JPMorgan Chase Bank, N.A.	11/19/24	47,644
USD	601,409	ZAR	10,814,000	Bank of America, N.A.	11/19/24	(21,890)
USD	1,074,398	ZAR	19,332,000	Canadian Imperial Bk. of Comm.	11/19/24	(39,863)
USD	132,286	ZAR	2,279,063	Bank of America, N.A.	10/02/24	377
USD	2,487,787	ZAR	43,033,000	Bank of America, N.A.	11/19/24	7,444

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,215,968
Unrealized Appreciation						2,185,351
Unrealized Depreciation						(969,383)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
HUF	-	Hungarian Forint
IDR	-	Indonesia Rupiatt
INR	-	Indian Rupee
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringet
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
PYG	-	Paraguay Guarani
RON	-	Romanian Leu
THB	-	Thailand Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguay Peso
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,061,244 or 3.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,867,561 or 1.7% of net assets.

(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	51,362,343	137,881,024	156,011,193	1,748,996	26	-	33,232,200	0.1%
Total	51,362,343	137,881,024	156,011,193	1,748,996	26	-	33,232,200

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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